RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions are recognized in the consolidated financial statements. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include the partnership’s and Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”), to the service providers equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million, plus annual inflation adjustments. The calculation of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments, to maintain a fee level in aggregate that would be the same as prior to the amendment. In connection with the GGP acquisition, the Master Services Agreement was amended so that the base management fee took into account any management fee payable by BPR under its master services agreement with Brookfield Asset Management and certain of its subsidiaries.

The base management fee for the year ended December 31, 2018 was $83 million (2017 - $104 million, 2016 - $104 million). The equity enhancement distribution for the year ended December 31, 2018 was $1 million (2017 - $26 million, 2016 - $25 million).

In connection with the issuance of Preferred Equity Units to the Class A Preferred Unitholder in 2014, Brookfield Asset Management has contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from the Class A Preferred Unitholder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Balances outstanding with related parties:
Participating loan interests	$268	$517
Net (payables)/receivables within equity accounted investments	(26)	(49)
Loans and notes receivable(1)	54	96
Receivables and other assets	50	11
Deposit and promissory note from Brookfield Asset Management	(733)	(633)
Property-specific obligations	(231)	(415)
Loans and notes payable and other liabilities	(50)	(156)
Capital securities held by Brookfield Asset Management(2)	(420)	(1,250)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At December 31, 2018, includes $54 million (December 31, 2017 - $96 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(2)
$500 million of the Brookfield BPY Holdings Inc. Class C Junior Preferred shares and $330 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred shares, were redeemed in the third and fourth quarters of 2018, respectively.

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Transactions with related parties:
Commercial property revenue(1)	$22	$19	$20
Management fee income	5	6	5
Participating loan interests (including fair value gains, net)	53	86	61
Interest expense on debt obligations	44	29	28
Interest on capital securities held by Brookfield Asset Management	64	83	76
General and administrative expense (2)	192	204	212
Construction costs(3)	397	295	266

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)
Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.

During the first quarter of 2018, the partnership along with BPREP acquired a 25% and 75% interest, respectively, in 333 West 34th Street, an office building in New York for $255 million.

During the third quarter of 2018, the partnership sold 27.5% of its interest in a portfolio of operating and development assets in New York. The partnership retains control over and will continue to consolidate these assets after the sale. The interest was sold to Brookfield Asset Management for consideration of approximately $1.4 billion. Brookfield Asset Management is currently in the process of syndicating its entire 27.5% equity interest to third-party investors.

During the fourth quarter of 2018, the partnership launched BPREP Australia, an open-ended fund. The partnership contributed interests in Jessie Street, 52 Goulburn Street and 680 George Street in Sydney and 235 St Georges Terrace in Perth to BPREP Australia.The partnership’s interest in BPREP Australia is 48%, with the remaining interests of 12% and 40% held by Brookfield Asset Management and external investors, respectively. The partnership will continue to consolidate the properties contributed to BPREP Australia, except for 680 George Street, which it will continue to account for under the equity method.